SUBSEQUENT EVENTS (Tables)	9 Months Ended
Sep. 30, 2024
SUBSEQUENT EVENTS
Schedule of Subsequent Events
Consideration Paid:	October 1, 2024
Cash	$2,019,006

$2,019,006

Fair values of identifiable assets disposed:

Assets acquired:
Prepaid expenses	$11,125
Customer relationships	1,013,865
Deferred revenue	(47,765)

Total assets disposed	$977,225